Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation Plans [Abstract]
Stock option activity
A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4
Outstanding, January 1, 2012	5,265	$50
Granted	302	45
Exercised	(116)	34		$1
Expired or cancelled	(107)	51
Outstanding, December 31, 2012	5,344	$50	5.0	$14
Vested or expected to vest, December 31, 2012	5,326	$50	4.9
Exercisable, December 31, 2012	4,210	$51	4.3	$11
Outstanding, January 1, 2013	5,344	$50
Granted	221	53
Exercised	(2,576)	43		$63
Expired or cancelled	(206)	51
Outstanding, December 31, 2013	2,783	$57	5.1	$81
Vested or expected to vest, December 31, 2013	2,769	$57	4.8
Exercisable, December 31, 2013	2,153	$58	4.2	$60

Options outstanding and exercisable
Options outstanding and exercisable as of December 31, 2013 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted- Average Exercise Price
$27–$34	204	4.6	$30	204	$30
$35–$44	342	5.8	44	164	44
$45–$55	991	5.8	53	625	53
$56–$93	1,246	3.8	67	1,160	67
	2,783	5.1	$57	2,153	$58

Assumptions used to estimate fair value of share awards
We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2013	2012	2011
Average risk-free interest rate	1.1%	1.1%	2.6%
Expected dividend yield	1.7%	1.8%	1.1%
Expected volatility	42.0%	44.0%	41.0%
Expected term (years)	5.9	5.9	5.9

Restricted stock activity
A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2011	295	$45	0.9
Granted	264	67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8
Granted	309	$44
Vested	(124)	40
Forfeited	(5)	67
Unvested, December 31, 2012	589	$55	1.7
Granted	192	$52
Vested	(90)	52
Forfeited	(64)	56
Unvested, December 31, 2013	627	$54	1.3	$54

Performance share units detail by grant year
A summary of the performance share units detail by grant year is as follows:

	2011	2012	July 2012 and February 2013	2013(a)
Grant Date(s)	February 16,	February 15,	July 1, 2012 and	February 14,
	2011	2012	February 14,	2013
			2013
Performance Period (Years)	2011	2012	2012–2014	2013
Vesting Date(s)	50% on	50% on	50% on	50% on
	December 31,	December 31,	July 1,	December 31,
	2012 and 2013	2013 and 2014	2015 and 2016	2014 and 2015
Payout Levels (in units):
Threshold Award	61,182	84,480	66,949	76,120
Target Award	122,364	168,960	133,898	152,240
Outstanding Award	244,728	337,920	267,796	304,480
Units Forfeited in 2013 (at Target Award level)	4,946	8,854	10,715	—
Shares Issued in 2013	86,951	79,963	—	—
Shares Subject to Holding Period as of December 31, 2013	—	72,843	—	210,091
% of the Target Performance Level based on the Current/Expected Average Operating Profit Margin over the Performance Period	158%	96%	—	140%

(a)	Included in these figures are 7,612 of performance share units that were granted on February 14, 2013 with a separate performance period, performance criteria and vesting date. The performance period is 2013 through 2015, with a vesting date of July 1, 2016. The award’s current performance level is at Target.